Related parties - Balances to related parties (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Assets
Non-current prepayments and financial receivables		$ 1,379	$ 1,291
Trade and other receivables	[1]	13,590	13,204
Current prepayments and financial receivables	[1]	3,867	3,729
Liabilities
Non-current provisions and other liabilities		12,927	15,304
Trade and other payables	[2]	11,110	9,556
Current provisions and other liabilities	[2]	2,384	2,314
Current finance debt		7,223	5,996
Norwegian State's Direct Financial Interests
Assets
Non-current prepayments and financial receivables		0	0
Trade and other receivables		229	1,007
Liabilities
Non-current provisions and other liabilities		274	850
Trade and other payables		1,547	1,195
Current finance debt		257	893
Equity accounted companies and other related parties
Assets
Non-current prepayments and financial receivables		294	103
Trade and other receivables		106	49
Current prepayments and financial receivables		5
Liabilities
Non-current provisions and other liabilities		0	0
Trade and other payables		46	47
Current finance debt		0	0
Third parties
Assets
Non-current prepayments and financial receivables		1,085	1,188
Trade and other receivables		13,255	12,148
Current prepayments and financial receivables		3,862	3,729
Liabilities
Non-current provisions and other liabilities		12,652	14,455
Trade and other payables		9,517	8,315
Current provisions and other liabilities		2,384	2,314
Current finance debt		$ 6,966	$ 5,102

[1]	Disaggregated from the previously reported line-item Trade and other receivables.
[2]	Disaggregated from the previously reported line-item Trade, other payables and provisions.